Risk Management Activities - Summary of gain loss from derivative financial instruments (Detail) - Market risk [member] - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of maturity analysis for derivative financial liabilities [line items]
Gain (loss) on hedge ineffectiveness recognised in profit or loss	$ (238.9)	$ (238.0)	$ 21.0
South Deep gold hedge [member]
Disclosure of maturity analysis for derivative financial liabilities [line items]
Gain (loss) on hedge ineffectiveness recognised in profit or loss	(84.7)	(25.8)	(3.2)
Ghana gold hedge [member]
Disclosure of maturity analysis for derivative financial liabilities [line items]
Gain (loss) on hedge ineffectiveness recognised in profit or loss	(78.1)	(36.6)	22.0
Ghana oil hedge [member]
Disclosure of maturity analysis for derivative financial liabilities [line items]
Gain (loss) on hedge ineffectiveness recognised in profit or loss	(16.9)	2.5	1.5
Peru copper hedge [member]
Disclosure of maturity analysis for derivative financial liabilities [line items]
Gain (loss) on hedge ineffectiveness recognised in profit or loss	(14.0)	0.0	9.2
Australia gold hedge [member]
Disclosure of maturity analysis for derivative financial liabilities [line items]
Gain (loss) on hedge ineffectiveness recognised in profit or loss	(129.6)	(178.8)	(4.6)
Australia oil hedge [member]
Disclosure of maturity analysis for derivative financial liabilities [line items]
Gain (loss) on hedge ineffectiveness recognised in profit or loss	(8.9)	2.3	1.4
Australia foreign currency hedge [member]
Disclosure of maturity analysis for derivative financial liabilities [line items]
Gain (loss) on hedge ineffectiveness recognised in profit or loss	(0.3)	(7.2)	(9.1)
Salares Norte Foreign Currency Hedge [Member]
Disclosure of maturity analysis for derivative financial liabilities [line items]
Gain (loss) on hedge ineffectiveness recognised in profit or loss	91.2	0.0	0.0
Maverix warrants – gain on fair value [member]
Disclosure of maturity analysis for derivative financial liabilities [line items]
Gain (loss) on hedge ineffectiveness recognised in profit or loss	1.3	4.2	3.8
Gain on fair value on disposal of Maverix [member]
Disclosure of maturity analysis for derivative financial liabilities [line items]
Gain (loss) on hedge ineffectiveness recognised in profit or loss	0.0	2.5	0.0
Other [member]
Disclosure of maturity analysis for derivative financial liabilities [line items]
Gain (loss) on hedge ineffectiveness recognised in profit or loss	1.1	(1.1)	0.0
Realised loss gain on derivative contracts [Member]
Disclosure of maturity analysis for derivative financial liabilities [line items]
Gain (loss) on hedge ineffectiveness recognised in profit or loss	(416.6)	(132.1)	53.8
Unrealised gainloss and prior year marktomarket reversals on derivative contracts [Member]
Disclosure of maturity analysis for derivative financial liabilities [line items]
Gain (loss) on hedge ineffectiveness recognised in profit or loss	$ 176.4	$ (112.6)	$ (36.6)